Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 SLord@StateStreet.com

April 19, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Sustainable MSCI Global Impact ETF, each dated April 19, 2016, do not differ from those contained in Post-Effective Amendment No. 1,616 to the Trust’s Registration Statement on Form N-1A, filed electronically on April 19, 2016.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Lord

Sarah R. Lord

Assistant Secretary

cc:	Benjamin J. Haskin, Esq.